FINANCIAL RISK MANAGEMENT - Schedule of Maturities of Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	£ 7,370	£ 7,911
Segment customer deposits	475,952	476,938
Repurchase agreements at amortised cost	52,685	33,148
Financial liabilities at fair value through profit or loss	18,459	23,435
Debt securities in issue	85,400	73,422
Liabilities arising from non-participating investment contracts	42,975	45,040
Lease liabilities	1,515	1,765
Subordinated liabilities	20,913	19,481
Total non-derivative financial liabilities	705,269	681,140
Derivative financial instruments	23,990	19,912
Net settled derivative liabilities	15,543	13,990
Deposits from banks	7,266	7,647
Segment customer deposits	475,331	476,344
Repurchase agreements at amortised cost	48,596	31,125
Financial liabilities at fair value through profit or loss	17,755	23,123
Debt securities in issue	73,819	71,552
Liabilities arising from non-participating investment contracts	42,975	45,040
Lease liabilities	1,317	1,475
Subordinated liabilities	10,730	13,108	£ 14,261
Derivative financial instruments	24,042	18,060
Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	195,362	162,860
Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	186,915	156,938
Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	8,447	5,922
Up to 1 month £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	3,925	2,318
Segment customer deposits	449,801	456,306
Repurchase agreements at amortised cost	12,501	1,419
Financial liabilities at fair value through profit or loss	5,297	6,371
Debt securities in issue	6,108	5,804
Liabilities arising from non-participating investment contracts	42,975	45,040
Lease liabilities	13	2
Subordinated liabilities	27	54
Total non-derivative financial liabilities	520,647	517,314
Derivative financial instruments	16,366	13,052
Net settled derivative liabilities	13,078	12,099
Up to 1 month £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	55,671	39,184
Up to 1 month £m | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	52,383	38,231
Up to 1 month £m | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	3,288	953
1–3 months £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	369	358
Segment customer deposits	6,717	6,161
Repurchase agreements at amortised cost	6,188	492
Financial liabilities at fair value through profit or loss	2,397	5,037
Debt securities in issue	12,625	5,722
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	54	64
Subordinated liabilities	113	78
Total non-derivative financial liabilities	28,463	17,912
Derivative financial instruments	2,207	1,048
Net settled derivative liabilities	82	60
1–3 months £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	43,380	30,271
1–3 months £m | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	41,255	29,283
1–3 months £m | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	2,125	988
3–12 months £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	714	789
Segment customer deposits	11,635	6,540
Repurchase agreements at amortised cost	904	243
Financial liabilities at fair value through profit or loss	3,725	4,071
Debt securities in issue	15,517	16,728
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	166	167
Subordinated liabilities	1,648	677
Total non-derivative financial liabilities	34,309	29,215
Derivative financial instruments	1,824	866
Net settled derivative liabilities	130	52
3–12 months £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	40,826	32,267
3–12 months £m | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	39,132	31,453
3–12 months £m | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	1,694	814
1–5 years £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	2,227	4,213
Segment customer deposits	7,417	7,255
Repurchase agreements at amortised cost	33,054	30,987
Financial liabilities at fair value through profit or loss	2,293	2,130
Debt securities in issue	39,527	34,562
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	582	605
Subordinated liabilities	6,741	9,558
Total non-derivative financial liabilities	91,841	89,310
Derivative financial instruments	1,545	1,721
Net settled derivative liabilities	752	429
1–5 years £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	34,808	39,429
1–5 years £m | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	34,015	38,137
1–5 years £m | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	793	1,292
Over 5 years £m | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	135	233
Segment customer deposits	382	676
Repurchase agreements at amortised cost	38	7
Financial liabilities at fair value through profit or loss	4,747	5,826
Debt securities in issue	11,623	10,606
Liabilities arising from non-participating investment contracts	0	0
Lease liabilities	700	927
Subordinated liabilities	12,384	9,114
Total non-derivative financial liabilities	30,009	27,389
Derivative financial instruments	2,048	3,225
Net settled derivative liabilities	1,501	1,350
Over 5 years £m | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	20,677	21,709
Over 5 years £m | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	20,130	19,834
Over 5 years £m | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	£ 547	£ 1,875